Taxation - Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 12,750	$ 9,416
Accrued expenses and others	227	414
Less: valuation allowance	$ (12,977)	$ (9,830)	$ (7,095)